Other Information - Schedule of Sustainable Financing (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Sustainability linked bilateral facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,343
Sustainable Financing
Disclosure of detailed information about borrowings [line items]
Total carrying amount	4,804
Borrowings	21,447	€ 18,796
Sustainable Financing | Senior sustainable bond of Telefónica Emisiones 2022 (Appendix III)
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000
Sustainable Financing | Senior green bond of Telefónica Emisiones 2023 (Appendix III)
Disclosure of detailed information about borrowings [line items]
Total carrying amount	850
Sustainable Financing | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000
Sustainable Financing | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of detailed information about borrowings [line items]
Total carrying amount	750
Sustainable Financing | Sustainability linked bonds of Telefónica Brazil (Appendix III)
Disclosure of detailed information about borrowings [line items]
Total carrying amount	544
Sustainable Financing | Sustainability linked facilities of Colombia Telecomunicaciones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	270
Sustainable Financing | Sustainability linked facilities of Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Total carrying amount	390
Borrowings	5,500
Sustainable Financing | Undated deeply subordinated securities (hybrid instruments) (Note 17.c)
Disclosure of detailed information about borrowings [line items]
Borrowings	6,050
Sustainable Financing | Undrawn facilities at December 31, 2024 (Note 18)
Disclosure of detailed information about borrowings [line items]
Borrowings	10,593
Sustainable Financing | Sustainability linked facility of Telefonica Germany
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 750